Exploration & Evaluation Assets (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Impairment loss		$ 3,101,343
Payment for fee	15,000
Geological and geophysical expenses	706,410	$ 636,248
Farm in agreement [member]
IfrsStatementLineItems [Line Items]
Geological and geophysical expenses	$ 381,618